OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2015	2014

Warranty accruals	$7,188	$6,607
Accrued expenses	8,099	9,204
Accrued commission	5,309	4,412
Employees and related expenses	7,874	7,225
Tax authorities	7,846	5,106
Other payables	-	41

	$36,316	$32,595